Intangible Assets (Detail Textuals) - Mortgage servicing rights (MSRs) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Mortgage loans serviced for others	$ 285,800,000	$ 294,400,000
Mortgage loan servicing fees reported as other non-interest income	$ 833,000	$ 854,000	$ 873,000